STOCK-BASED COMPENSATION - Other equity instruments (Details)		12 Months Ended
	Jan. 01, 2025 EquityInstruments $ / shares	Dec. 31, 2024 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2023 USD ($) EquityInstruments $ / shares shares	May 01, 2024 shares	Apr. 30, 2024 shares
ISPP
Share based compensation
Number of common shares subscribed | shares		801,645	885,842
Value of common shares subscribed | $		$ 55,500,000	$ 44,800,000
Percentage of contribution to the plan by participants from their annual salaries		10.00%
Percentage of contribution to the plan by company on the participants contribution		50.00%
Number of awards available for grant | shares		3,570,046	371,691
Total compensation cost | $		$ 18,500,000	$ 14,900,000
ISPP | Maximum
Share based compensation
Number of common shares reserved for issuance | shares				13,600,000	9,600,000
RSU
Share based compensation
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market | $		37,700,000	32,000,000
Total compensation expense recorded in the general and administrative | $		$ 30,400,000	$ 38,100,000
Number of awards granted		527,623	599,004
Number of Restricted Share Units
Outstanding, beginning of year	1,021,925	1,023,648	912,823
Granted during the year		527,623	599,004
vested during the year		(496,898)	(477,016)
Forfeited during the year		(32,448)	(11,163)
Outstanding, end of year		1,021,925	1,023,648
Weighted average exercise price
Outstanding, beginning of year | $ / shares	$ 53.88	$ 51.02	$ 56.28
Granted during the year | $ / shares		53.27	54.5
Vested during the year | $ / shares		47.47	65.37
Forfeited during the year | $ / shares		51.82	55.34
Outstanding, end of year | $ / shares		$ 53.88	$ 51.02
RSU | Maximum
Share based compensation
Vesting period		3 years
PSU
Share based compensation
Vesting period		3 years
Total compensation expense recorded in the general and administrative | $		$ 19,600,000	$ 15,500,000
Number of awards granted		182,400	154,000
Number of Restricted Share Units
Granted during the year		182,400	154,000
Subsequent events | RSU
Share based compensation
Number of awards granted	415,465
Number of Restricted Share Units
Granted during the year	415,465
Subsequent events | PSU
Share based compensation
Number of awards granted		129,300
Number of Restricted Share Units
Granted during the year		129,300